SCHEDULE OF NET INCOME PER SHARE (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024		Dec. 31, 2023	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Allocation of net income	$ (5,984)				$ (629,176)	[1]		$ (4,344,768)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic	1				13,727	[2]		12,869
Weighted-average shares outstanding, diluted	1				13,727	[2]		12,869
Basic net income per share	$ (5,984)				$ (45.83)			$ (337.62)
Diluted net income per share	$ (5,984)				$ (45.83)			$ (337.62)
DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income		$ 452,085	$ 43,875	$ 2,265,806			$ (87,271)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		2,063,000	1,862,429	2,013,131			1,500,000
Weighted-average shares outstanding, diluted		2,063,000	1,862,429	2,013,131			1,500,000
Basic net income per share		$ 0.05	$ 0.01	$ 0.29			$ (0.06)
Diluted net income per share		$ 0.05	$ 0.01	$ 0.29			$ (0.06)
DT Cloud Acquisition Corporation [Member] | Redeemable Ordinary Stock [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income		$ 346,314	$ 26,370	$ 1,688,060
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		6,754,683	2,805,495	5,881,967
Weighted-average shares outstanding, diluted		6,754,683	2,805,495	5,881,967
Basic net income per share		$ 0.05	$ 0.01	$ 0.29
Diluted net income per share		$ 0.05	$ 0.01	$ 0.29
DT Cloud Acquisition Corporation [Member] | Non-Redeemable Ordinary Stock [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income		$ 105,771	$ 17,505	$ 577,746			$ (87,271)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		2,063,000	1,862,429	2,013,131			1,500,000
Weighted-average shares outstanding, diluted		2,063,000	1,862,429	2,013,131			1,500,000
Basic net income per share		$ 0.05	$ 0.01	$ 0.29
Diluted net income per share		$ 0.05	$ 0.01	$ 0.29			$ (0.06)

[1]	There are no effects on total revenue and total net income.
[2]	Additional 892 were shares issued for $2,087,102.